Offsetting of Financial Assets and Liabilities (Tables)	12 Months Ended
Mar. 31, 2023
Text block [abstract]
Summary of Offsetting of Financial Assets and Liabilities
The following tables present the information about the impact of offsetting of financial assets and liabilities in the consolidated statements of financial position in accordance with the criteria described in Note 2 “Summary of Significant Accounting Policies,” as well as the impact of netting of financial instruments that are subject to enforceable master netting arrangements or similar agreements but do not qualify for the offsetting criteria at
March 31, 2023 and 2022.

	At March 31, 2023
	Gross amounts of recognized financial assets and liabilities	Gross amounts offset in statements of financial position (1)	Net amounts presented in statements of financial position	Related amounts not offset in statements of financial position (2)
				Financial instruments (3)	Cash collateral	Net amounts

	(In millions)
Financial assets (4) :
Reverse repurchase agreements and cash collateral on securities borrowed	¥12,635,719	¥(1,611,635)	¥11,024,084	¥(10,845,394)	¥—	¥178,690
Derivative financial instruments	9,862,036	(1,212,089)	8,649,947	(5,741,157)	(969,175)	1,939,615

Total	¥22,497,755	¥(2,823,724)	¥19,674,031	¥(16,586,551)	¥(969,175)	¥2,118,305

Financial liabilities (4) :
Repurchase agreements and cash collateral on securities lent	¥19,397,661	¥(1,611,635)	¥17,786,026	¥(17,773,852)	¥—	¥12,174
Derivative financial instruments	11,666,371	(1,169,516)	10,496,855	(5,709,875)	(1,122,754)	3,664,226

Total	¥31,064,032	¥(2,781,151)	¥28,282,881	¥(23,483,727)	¥(1,122,754)	¥3,676,400

	At March 31, 2022
	Gross amounts of recognized financial assets and liabilities	Gross amounts offset in statements of financial position (1)	Net amounts presented in statements of financial position	Related amounts not offset in statements of financial position (2)
				Financial instruments (3)	Cash collateral	Net amounts

	(In millions)
Financial assets (4) :
Reverse repurchase agreements and cash collateral on securities borrowed	¥12,930,691	¥(1,626,761)	¥11,303,930	¥(11,069,691)	¥—	¥234,239
Derivative financial instruments	7,044,938	(601,190)	6,443,748	(3,672,254)	(466,535)	2,304,959

Total	¥19,975,629	¥(2,227,951)	¥17,747,678	¥(14,741,945)	¥(466,535)	¥2,539,198

Financial liabilities (4) :
Repurchase agreements and cash collateral on securities lent	¥21,739,923	¥(1,626,761)	¥20,113,162	¥(20,039,312)	¥—	¥73,850
Derivative financial instruments	7,672,663	(706,327)	6,966,336	(3,508,571)	(1,107,582)	2,350,183

Total	¥29,412,586	¥(2,333,088)	¥27,079,498	¥(23,547,883)	¥(1,107,582)	¥2,424,033

(1)	Amounts offset for derivative financial instruments include cash collateral.
(2)
The amounts of financial instruments and cash collateral have been limited to the net amounts presented in the consolidated statements of financial position so as not to include any over-collateralization.

(3)	Financial instruments include non-cash collateral at fair value.
(4)	Financial assets and liabilities include amounts that are both subject to and not subject to enforceable master netting arrangements or similar agreements.